Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, no par value (issuable under Trust-type stock options)
Amount Registered | shares	3,910,400
Proposed Maximum Offering Price per Unit	8.25
Maximum Aggregate Offering Price	$ 32,260,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,455.22
Offering Note	a. The Registration Statement on Form S-8 to which this exhibit relates covers Common Shares, no par value ("Common Shares"), of PayPay Corporation (the "Registrant") authorized for issuance under individual awards for Stock Acquisition Rights (Trust-type stock options) (2nd Series-46th Series), Stock Acquisition Rights (Tax-qualified stock options) (47th and 48th Series) and Stock Acquisition Rights (One-yen-exercisable at retirement-type Stock Options)(49th Series) and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Common Shares that may become issuable under such awards to prevent dilution resulting from share splits, share dividends or other similar. The Common Shares will be represented by American Depositary Shares (ADS), which are registered under a separate registration statement on Form F-6 and are issuable upon deposit of the Common Shares registered hereby. Each ADS represents one Common Share. b. Estimated in accordance with Rule 457(h) of the Securities Act, solely for the purpose of calculating the registration fee on the basis of $8.25 per Common Share, which is the converted weighted-average exercise price of stock options under the individual Trust-type stock options to acquire Common Share (2nd Series - 46th Series). The exercise price is denominated in Japanese Yen. For purposes of calculating the registration fee hereunder, the weighted average exercise price of JPY260,000 per Common Share was divided by 200 (given that each option is exercisable for 200 Common Shares) and has been converted to U.S. Dollars at the exchange rate of JPY157.640= US$1.00, which was the foreign exchange rate on March 6, 2026, as reported by the U.S. Federal Reserve in its weekly release on March 9, 2026. Number of Common Shares indicated above relates to 19,552 options.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares (issuable under Tax-qualified stock options)
Amount Registered | shares	7,957,200
Proposed Maximum Offering Price per Unit	8.25
Maximum Aggregate Offering Price	$ 65,646,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,065.84
Offering Note	a. See Note 1a. b.Estimated in accordance with Rule 457(h) of the Securities Act, solely for the purpose of calculating the registration fee on the basis of $8.25 per Common Share, which is the converted weighted-average exercise price of stock options under the individual Tax-qualified stock options to acquire Common Shares (47th and 48th Series). The exercise price is denominated in Japanese Yen. For purposes of calculating the registration fee hereunder, the weighted average exercise price of JPY260,000 per Common Share was divided by 200 (given that each option is exercisable for 200 Common Shares) and has been converted to U.S. Dollars at the exchange rate of JPY157.640= US$1.00, which was the foreign exchange rate on March 6, 2026, as reported by the U.S. Federal Reserve in its weekly release on March 9, 2026. Number of Common Shares indicated above relates to 39,786 options.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares (issuable One-yen-exercisable at retirement-type Stock Options)
Amount Registered | shares	569,000
Proposed Maximum Offering Price per Unit	0.006
Maximum Aggregate Offering Price	$ 3,414.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.47
Offering Note	a. See Note 1.a b. Estimated in accordance with Rule 457(h) of the Securities Act, solely for the purpose of calculating the registration fee on the basis of $0.006 per Common Share, which is the converted weighted-average exercise price of stock options under the individual One-yen-exercisable at retirement-type Stock Options to acquire Common Shares (49th Series). The exercise price is denominated in Japanese Yen. For purposes of calculating the registration fee hereunder, the weighted average exercise price of JPY1 per Common Share has been converted to U.S. Dollars at the exchange rate of JPY157.640= US$1.00, which was the foreign exchange rate on March 6, 2026, as reported by the U.S. Federal Reserve in its weekly release on March 9, 2026. Number of Common Shares indicated above relates to 2,845 options.